Financial risk management and financial instruments - Currency Exposure (Details) - Foreign currency risk - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Financial risk management and financial instruments
Percentage of change in significant exposure used for sensitivity analysis	10.00%	10.00%
Euro
Financial risk management and financial instruments
Net exposure	R 171	R (2,960)
Equity impact of decrease in risk exposure	17	(296)
Income Statement impact of decrease in risk exposure	17	(296)
US Dollar
Financial risk management and financial instruments
Net exposure	10,614	11,390
Equity impact of decrease in risk exposure	1,053	1,139
Income Statement impact of decrease in risk exposure	1,053	1,139
External balances | Euro
Financial risk management and financial instruments
Net exposure on assets	2,843	2,722
Net exposure on liabilities	(281)	(2,811)
Net exposure	2,562	(89)
External balances | US Dollar
Financial risk management and financial instruments
Net exposure on assets	3,952	4,181
Net exposure on liabilities	(2,922)	(1,053)
Net exposure	1,030	3,128
Balances between group companies | Euro
Financial risk management and financial instruments
Net exposure	(2,391)	(2,871)
Balances between group companies | US Dollar
Financial risk management and financial instruments
Net exposure	9,584	8,262
Long-term debt | External balances | Euro
Financial risk management and financial instruments
Net exposure on liabilities	(153)	(103)
Long-term debt | External balances | US Dollar
Financial risk management and financial instruments
Net exposure on liabilities	(1,651)	(31)
Short-term debt | External balances | Euro
Financial risk management and financial instruments
Net exposure on liabilities		(2,542)
Short-term debt | External balances | US Dollar
Financial risk management and financial instruments
Net exposure on liabilities	(23)	(22)
Trade and other payables | External balances | Euro
Financial risk management and financial instruments
Net exposure on liabilities	(128)	(166)
Trade and other payables | External balances | US Dollar
Financial risk management and financial instruments
Net exposure on liabilities	(1,248)	(986)
Bank overdraft | External balances | US Dollar
Financial risk management and financial instruments
Net exposure on liabilities		(14)
Trade and other receivables | External balances | Euro
Financial risk management and financial instruments
Net exposure on assets	586	312
Trade and other receivables | External balances | US Dollar
Financial risk management and financial instruments
Net exposure on assets	2,500	1,911
Cash restricted for use | External balances | US Dollar
Financial risk management and financial instruments
Net exposure on assets	245	515
Cash | External balances | Euro
Financial risk management and financial instruments
Net exposure on assets	2,257	2,410
Cash | External balances | US Dollar
Financial risk management and financial instruments
Net exposure on assets	R 1,207	R 1,755